   As filed with the Securities and Exchange Commission on June 20, 2003.

                                                           File Nos. 333-58234
                                                                     811-03859

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]

                           Post-Effective Amendment No. 8                    [X]

                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940

                                Amendment No. 10                             [X]

                        (Check appropriate box or boxes)
                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)
                     AIG SunAmerica Life Assurance Company
                    (formerly known as Anchor National Life
                   Insurance Company) ("AIG SunAmerica Life")
                              (Name of Depositor)

                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
   [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

   [ ]  on May 1, 2003 pursuant to paragraph (b) of Rule 485
   [X]  60 days after filing pursuant to paragraph (a) of Rule 485

   [ ]  on ______________ pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS



Incorporated herein by reference to Post-Effective Amendment No. 7 and 9 under the Securities Act of 1933 and Investment Company Act of 1940 respectively, to this Registration Statement, file no. 333-58234 and 811-03859 filed on Form N-4 on April 16, 2003, accession no. 0000950148-03-000903.

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Polaris Platinum II
                                                    Variable Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a Polaris Platinum II
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT
                   (THE POLARIS PLATINUM II VARIABLE ANNUITY)









This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated August 11, 2003, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                August 11, 2003

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Performance Data ................................................    4

Income Payments..................................................   12

Annuity Unit Values..............................................   12

Death Benefit Options for Contracts Issued Before
  October 24, 2001...............................................   13

Taxes............................................................   19

Distribution of Contracts........................................   23

Financial Statements.............................................   23


                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by AIG SunAmerica Life Assurance Company ("AIG SunAmerica" or "Company") under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option, Fixed Advantage 7 account and the DCA fixed accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA
                                ----------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for Variable Portfolios (including the Cash Management portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, American Funds Insurance Series, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., Nations Separate Account Trust, Van Kampen Life Investment Trust and WM Variable Trust ("Trusts"), modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying funds. Further, returns shown are for the original class of shares of the Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges of the available class of shares (Class 2 or 3 and Class II respectively) until performance for the available class becomes available. However, the actual shares purchased under this contract are the second class. Returns of the available class will be lower than those of the original class since the available class of shares is subject to service fees of 0.15% for Class 2 or 0.25% for Class 3 in the Anchor Series and SunAmerica Series Trusts and 0.25% in the Van Kampen Life Investment Trust. The inception date of the Class 2 shares in Anchor Series and SunAmerica Series Trusts is July 9, 2001 and the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. The inception for Class 3 of the Anchor Series and SunAmerica Series Trusts is September 30, 2002. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying the Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     For Class 3 contracts without the Principal Rewards program, the annualized current yield and the effective yield for the Cash Management portfolio for the 7-day period ending December 31, 2002 were -0.50% and -0.50%, respectively. For Class 3 contracts with the Principal Rewards program, the annualized current yield and the effective yield for the Cash Management portfolio for the 7-day period ending December 31, 2002 were 1.50% and 1.51%, respectively.

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 9 and total returns for contracts with the Principal Rewards Program are on page 10.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     These rates of return do not reflect election of the optional Capital Protector, EstatePlus and/or Income Protector features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


Total return figures are based on historical data and are not intended to indicate future performance.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).


     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.




PORTFOLIO ALLOCATOR MODELS PERFORMANCE



The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.



Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reallocation date. The model inception date is the date when the model was first offered for investment.



The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.



                 P (1 + T) (n)  =  ERV



                 P   =    contract value at the beginning of period n



                 T   =    average annual total return for the period in question



                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.



                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the rebalancing date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

        POLARIS PLATINUM II CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)

                                              INCEPTION                               SINCE
VARIABLE PORTFOLIO                             DATE(1)        1 YEAR      5 YEAR    INCEPTION
------------------                              ----          ------      ------    ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                          02/12/93       -31.53%      2.58%      9.96%
 GOVERNMENT AND QUALITY BOND                   02/22/93         0.54%      4.41%      5.11%
 GROWTH                                        02/19/93       -31.04%     -0.80%      7.64%
 NATURAL RESOURCES                             10/31/94        -0.55%      5.96%      5.13%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                             06/03/96       -33.65%     -3.90%     -0.45%
 ALLIANCE GROWTH                               02/09/93       -40.18%     -3.44%      8.25%
 BLUE CHIP GROWTH                              07/10/00       -38.23%       N/A     -31.54%
 CORPORATE BOND                                07/01/93        -1.35%      2.21%      4.09%
 DAVIS VENTURE VALUE                           10/28/94       -25.59%     -1.35%      9.66%
 DOGS OF WALL STREET                           04/01/98       -15.51%       N/A      -3.67%
 EMERGING MARKETS                              06/02/97       -16.08%     -7.80%    -10.19%
 FEDERATED AMERICAN LEADERS                    06/03/96       -28.73%     -2.66%      3.49%
 FOREIGN VALUE                                 08/01/02          N/A        N/A     -13.13%
 GLOBAL BOND                                   07/01/93        -2.82%      3.37%      5.19%
 GLOBAL EQUITIES                               02/09/93       -35.87%     -7.38%      2.24%
 GROWTH - INCOME                               02/09/93       -30.00%     -2.03%      7.61%
 GROWTH OPPORTUNITIES                          07/06/00       -48.83%       N/A     -41.19%
 HIGH-YIELD BOND                               02/09/93       -14.64%     -6.23%      1.41%
 INTERNATIONAL DIVERSIFIED EQUITIES            10/28/94       -37.49%    -11.27%     -4.39%
 INTERNATIONAL GROWTH AND INCOME               06/02/97       -30.11%     -5.99%     -4.24%
 MARSICO GROWTH                                12/29/00       -20.13%       N/A     -17.78%
 MFS MASSACHUSETTS INVESTORS TRUST             02/09/93       -29.88%     -4.78%      4.04%
 MFS MID-CAP GROWTH                            04/01/99       -56.07%       N/A     -11.41%
 MFS TOTAL RETURN                              10/28/94       -13.69%      4.09%      8.57%
 PUTNAM GROWTH: VOYAGER                        02/09/93       -35.41%     -7.35%      3.21%
 REAL ESTATE                                   06/02/97        -2.65%     -0.87%      2.38%
 SMALL & MID-CAP VALUE                         08/01/02           N/A       N/A      -5.84%
 SUNAMERICA BALANCED                           06/03/96       -24.09%     -2.56%      2.98%
 TECHNOLOGY                                    07/05/00       -58.32%       N/A     -61.37%

LORD ABBETT SERIES FUND, INC
 GROWTH AND INCOME                             05/01/02          N/A        N/A     -25.59%

VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK                       10/15/01       -28.30%       N/A     -22.42%
 VAN KAMPEN LIT EMERGING GROWTH                10/15/01       -41.43%       N/A     -33.13%
 VAN KAMPEN LIT GROWTH AND INCOME              10/15/01       -23.59%       N/A     -16.02%

WASHINGTON MUTUAL VARIABLE TRUST
 BALANCED                                      07/09/01       -17.67%       N/A     -12.56%
 CONSERVATIVE GROWTH                           07/09/01       -24.46%       N/A     -19.00%
 STRATEGIC GROWTH                              07/09/01       -29.41%       N/A     -23.60%

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                                 09/30/02          N/A        N/A       2.67%
 GROWTH                                        09/30/02          N/A        N/A       2.00%
 GROWTH - INCOME                               09/30/02          N/A        N/A       2.00%

(1) This represents the date the Variable Portfolio became available in the Separate Account.

      POLARIS PLATINUM II CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2002
                           (RETURN WITHOUT REDEMPTION)

                                              INCEPTION                               SINCE
VARIABLE PORTFOLIO                             DATE(1)        1 YEAR      5 YEAR    INCEPTION
------------------                             -------        ------      ------    ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                          02/12/93       -24.05%      3.23%      9.74%
 GOVERNMENT AND QUALITY BOND                   02/22/93         7.39%      4.98%      4.89%
 GROWTH                                        02/19/93       -23.57%      0.02%      7.42%
 NATURAL RESOURCES                             10/31/94         6.32%      6.47%      5.04%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                             06/03/96       -26.13%     -2.92%     -0.14%
 ALLIANCE GROWTH                               02/09/93       -32.53%     -2.49%      8.04%
 BLUE CHIP GROWTH                              07/10/00       -30.62%       N/A     -26.79%
 CORPORATE BOND                                07/01/93         5.54%      2.88%      3.88%
 DAVIS VENTURE VALUE                           10/28/94       -18.23%     -0.51%      9.52%
 DOGS OF WALL STREET                           04/01/98        -8.34%       N/A      -2.67%
 EMERGING MARKETS                              06/02/97        -8.90%     -6.57%     -9.10%
 FEDERATED AMERICAN LEADERS                    06/03/96       -21.31%     -1.75%      3.67%
 FOREIGN VALUE                                 08/01/02          N/A        N/A      -6.01%
 GLOBAL BOND                                   07/01/93         4.09%      3.99%      4.97%
 GLOBAL EQUITIES                               02/09/93       -28.31%     -6.18%      2.03%
 GROWTH - INCOME                               02/09/93       -22.55%     -1.16%      7.39%
 GROWTH OPPORTUNITIES                          07/06/00       -41.01%       N/A     -35.18%
 HIGH-YIELD BOND                               02/09/93        -7.49%     -5.10%      1.20%
 INTERNATIONAL DIVERSIFIED EQUITIES            10/28/94       -29.89%     -9.77%     -4.29%
 INTERNATIONAL GROWTH AND INCOME               06/02/97       -22.66%     -4.88%     -3.52%
 MARSICO GROWTH                                12/29/00       -12.87%        N/A    -13.91%
 MFS MASSACHUSETTS INVESTORS TRUST             02/09/93       -22.43%     -3.74%      3.83%
 MFS MID-CAP GROWTH                            04/01/99       -48.11%        N/A     -9.39%
 MFS TOTAL RETURN                              10/28/94        -6.56%      4.67%      8.44%
 PUTNAM GROWTH: VOYAGER                        02/09/93       -27.85%     -6.15%      3.00%
 REAL ESTATE                                   06/02/97         4.27%     -0.06%      2.80%
 SMALL & MID-CAP VALUE                         08/01/02          N/A        N/A       1.14%
 SUNAMERICA BALANCED                           06/03/96       -16.76%     -1.66%      3.18%
 TECHNOLOGY                                    07/05/00       -50.31%       N/A     -50.89%

LORD ABBETT SERIES FUND, INC
 GROWTH AND INCOME                             05/01/02          N/A        N/A     -18.22%

NATIONS SEPARATE ACCOUNT TRUST
 NATIONS ASSET ALLOCATION                      06/15/01       -14.91%       N/A     -12.20%
 NATIONS CAPITAL GROWTH                        03/16/01       -31.16%       N/A     -19.39%
 NATIONS HIGH YIELD BOND                       01/22/01         0.58%       N/A       0.96%
 NATIONS MARSICO 21ST CENTURY                  02/20/01        -9.65%       N/A     -15.64%
 NATIONS MARSICO FOCUSED EQUITIES              12/20/00       -16.40%       N/A     -15.27%
 NATIONS MARSICO GROWTH                        12/28/00       -17.45%       N/A     -18.23%
 NATIONS MARSICO INT'L OPPORTUNITIES           06/15/01        -8.89%       N/A      -9.43%
 NATIONS MID CAP GROWTH                        06/07/01       -35.09%       N/A     -32.43%
 NATIONS SMALL COMPANY                         06/01/01       -27.57%       N/A     -18.67%
 NATIONS VALUE FUND                            01/08/01       -21.98%       N/A     -14.45%

VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK                       10/15/01       -20.88%       N/A     -16.04%
 VAN KAMPEN LIT EMERGING GROWTH                10/15/01       -33.75%       N/A     -26.35%
 VAN KAMPEN LIT GROWTH AND INCOME              10/15/01       -16.26%       N/A      -9.87%

WASHINGTON MUTUAL VARIABLE TRUST
 BALANCED                                      07/09/01       -10.46%       N/A      -7.43%
 CONSERVATIVE GROWTH                           07/09/01       -17.11%       N/A     -13.56%
 STRATEGIC GROWTH                              07/09/01       -21.97%       N/A     -17.92%

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                                 09/30/02          N/A        N/A       9.48%
 GROWTH                                        09/30/02          N/A        N/A       8.82%
 GROWTH - INCOME                               09/30/02          N/A        N/A       8.82%

(1) This represents the date the Variable Portfolio became available in the Separate Account.

      POLARIS PLATINUM II CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)

                                              INCEPTION                               SINCE
VARIABLE PORTFOLIO                             DATE(1)        1 YEAR      5 YEAR    INCEPTION
------------------                             -------        ------      ------    ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                          02/12/93       -31.05%      2.69%      9.74%
 GOVERNMENT AND QUALITY BOND                   02/22/93         0.39%      4.48%      4.89%
 GROWTH                                        02/19/93       -30.57%     -0.59%      7.42%
 NATURAL RESOURCES                             10/31/94        -0.68%      6.00%      5.04%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                             06/03/96       -33.13%     -3.60%     -0.30%
 ALLIANCE GROWTH                               02/09/93       -39.53%     -3.16%      8.04%
 BLUE CHIP GROWTH                              07/10/00       -37.62%       N/A     -30.10%
 CORPORATE BOND                                07/01/93        -1.46%      2.34%      3.88%
 DAVIS VENTURE VALUE                           10/28/94       -25.23%     -1.13%      9.52%
 DOGS OF WALL STREET                           04/01/98       -15.34%       N/A      -3.37%
 EMERGING MARKETS                              06/02/97       -15.90%     -7.37%     -9.66%
 FEDERATED AMERICAN LEADERS                    06/03/96       -28.31%     -2.40%      3.54%
 FOREIGN VALUE                                 08/01/02          N/A        N/A     -13.01%
 GLOBAL BOND                                   07/01/93        -2.91%      3.47%      4.97%
 GLOBAL EQUITIES                               02/09/93       -35.31%     -6.97%      2.03%
 GROWTH - INCOME                               02/09/93       -29.55%     -1.79%      7.39%
 GROWTH OPPORTUNITIES                          07/06/00       -48.01%       N/A     -39.19%
 HIGH-YIELD BOND                               02/09/93       -14.49%     -5.86%      1.20%
 INTERNATIONAL DIVERSIFIED EQUITIES            10/28/94       -36.89%    -10.69%     -4.29%
 INTERNATIONAL GROWTH AND INCOME               06/02/97       -29.66%     -5.63%     -3.95%
 MARSICO GROWTH                                12/29/00       -19.87%       N/A     -16.86%
 MFS MASSACHUSETTS INVESTORS TRUST             02/09/93       -29.43%     -4.45%      3.83%
 MFS MID-CAP GROWTH                            04/01/99       -55.11%       N/A     -10.82%
 MFS TOTAL RETURN                              10/28/94       -13.56%      4.17%      8.44%
 PUTNAM GROWTH: VOYAGER                        02/09/93       -34.85%     -6.94%      3.00%
 REAL ESTATE                                   06/02/97        -2.73%     -0.66%      2.48%
 SMALL & MID-CAP VALUE                         08/01/02          N/A        N/A      -5.86%
 SUNAMERICA BALANCED                           06/03/96       -23.76%     -2.31%      3.05%
 TECHNOLOGY                                    07/05/00       -57.31%       N/A     -57.29%

LORD ABBETT SERIES FUND, INC
 GROWTH AND INCOME                             05/01/02          N/A        N/A     -25.22%

NATIONS SEPARATE ACCOUNT TRUST
 NATIONS ASSET ALLOCATION                      06/15/01       -21.91%       N/A     -16.43%
 NATIONS CAPITAL GROWTH                        03/16/01       -38.16%       N/A     -23.44%
 NATIONS HIGH YIELD BOND                       01/22/01        -6.42%       N/A      -2.15%
 NATIONS MARSICO 21ST CENTURY                  02/20/01       -16.65%       N/A     -19.45%
 NATIONS MARSICO FOCUSED EQUITIES              12/20/00       -23.40%       N/A     -18.25%
 NATIONS MARSICO GROWTH                        12/28/00       -24.45%       N/A     -21.34%
 NATIONS MARSICO INT'L OPPORTUNITIES           06/15/01       -15.89%       N/A     -13.59%
 NATIONS MID CAP GROWTH                        06/07/01       -42.09%       N/A     -37.32%
 NATIONS SMALL COMPANY                         06/01/01       -34.57%       N/A     -23.01%
 NATIONS VALUE FUND                            01/08/01       -28.98%       N/A     -18.06%

VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK                       10/15/01       -27.88%       N/A     -21.22%
 VAN KAMPEN LIT EMERGING GROWTH                10/15/01       -40.75%       N/A     -31.68%
 VAN KAMPEN LIT GROWTH AND INCOME              10/15/01       -23.26%       N/A     -14.97%

WASHINGTON MUTUAL VARIABLE TRUST
 BALANCED                                      07/09/01       -17.46%       N/A     -11.69%
 CONSERVATIVE GROWTH                           07/09/01       -24.11%       N/A     -17.96%
 STRATEGIC GROWTH                              07/09/01       -28.97%       N/A     -22.44%

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                                 09/30/02          N/A        N/A       2.48%
 GROWTH                                        09/30/02          N/A        N/A       1.82%
 GROWTH - INCOME                               09/30/02          N/A        N/A       1.82%

(1) This represents the date the Variable Portfolio became available in the Separate Account.

        POLARIS PLATINUM II CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)

                                                TRUST                                            SINCE
                                              PORTFOLIO                                          TRUST
VARIABLE PORTFOLIO                            INCEPTION       1 YEAR      5 YEAR     10 YEAR   INCEPTION
------------------                            ---------       ------      ------     -------   ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                          03/23/87       -31.53%      2.58%     10.36%     10.71%
 GOVERNMENT AND QUALITY BOND                   09/05/84         0.54%      4.41%      5.32%      7.21%
 GROWTH                                        09/05/84       -31.04%     -0.80%      7.02%      9.41%
 NATURAL RESOURCES                             01/04/88        -0.55%      5.96%      7.97%      5.93%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                             06/03/96       -33.65%     -3.90%       N/A      -0.45%
 ALLIANCE GROWTH                               02/09/93       -40.18%     -3.44%       N/A       8.25%
 BLUE CHIP GROWTH                              07/05/00       -38.23%       N/A        N/A     -31.03%
 CORPORATE BOND                                07/01/93        -1.35%      2.21%       N/A       4.09%
 DAVIS VENTURE VALUE                           10/28/94       -25.59%     -1.35%       N/A       9.66%
 DOGS OF WALL STREET                           04/01/98       -15.51%       N/A        N/A      -3.67%
 EMERGING MARKETS                              06/02/97       -16.08%     -7.80%       N/A     -10.19%
 FEDERATED AMERICAN LEADERS                    06/03/96       -28.73%     -2.66%       N/A       3.49%
 FOREIGN VALUE                                 08/01/02          N/A       N/A         N/A     -13.13%
 GLOBAL BOND                                   07/01/93        -2.82%      3.37%       N/A       5.19%
 GLOBAL EQUITIES                               02/09/93       -35.87%     -7.38%       N/A       2.24%
 GROWTH - INCOME                               02/09/93       -30.00%     -2.03%       N/A       7.61%
 GROWTH OPPORTUNITIES                          07/05/00       -48.83%       N/A        N/A     -41.23%
 HIGH-YIELD BOND                               02/09/93       -14.64%     -6.23%       N/A       1.41%
 INTERNATIONAL DIVERSIFIED EQUITIES            10/28/94       -37.49%    -11.27%       N/A      -4.39%
 INTERNATIONAL GROWTH AND INCOME               06/02/97       -30.11%     -5.99%       N/A      -4.24%
 MARSICO GROWTH                                12/29/00       -20.13%       N/A        N/A     -17.78%
 MFS MASSACHUSETTS INVESTORS TRUST             02/09/93       -29.88%     -4.78%       N/A       4.04%
 MFS MID-CAP GROWTH                            04/01/99       -56.07%       N/A        N/A     -11.41%
 MFS TOTAL RETURN                              10/28/94       -13.69%      4.09%       N/A       8.57%
 PUTNAM GROWTH: VOYAGER                        02/09/93       -35.41%     -7.35%       N/A       3.21%
 REAL ESTATE                                   06/02/97        -2.65%     -0.87%       N/A       2.38%
 SMALL & MID-CAP VALUE                         08/01/02          N/A        N/A        N/A      -5.84%
 SUNAMERICA BALANCED                           06/03/96       -24.09%     -2.56%       N/A       2.98%
 TECHNOLOGY                                    07/05/00       -58.32%       N/A        N/A     -61.37%

LORD ABBETT SERIES FUND, INC
 GROWTH AND INCOME                             12/11/89       -26.67%      0.79%      8.76%      9.67%

VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK                       04/30/99       -28.30%       N/A        N/A      -4.39%
 VAN KAMPEN LIT EMERGING GROWTH                07/03/95       -41.43%      0.55%       N/A       7.17%
 VAN KAMPEN LIT GROWTH AND INCOME              12/23/96       -23.59%      2.79%       N/A       6.04%

WASHINGTON MUTUAL VARIABLE TRUST
 BALANCED                                      06/03/97       -17.67%      4.04%       N/A       4.72%
 CONSERVATIVE GROWTH                           06/03/97       -24.46%      3.21%       N/A       4.01%
 STRATEGIC GROWTH                              06/03/97       -29.41%      3.51%       N/A       4.66%

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                                 04/30/97       -23.29%      3.06%       N/A       4.16%
 GROWTH                                        02/08/84       -33.13%      4.31%     10.49%     11.96%
 GROWTH - INCOME                               02/08/84       -27.00%      1.14%      8.77%     10.66%

                 POLARIS PLATINUM II WITHOUT PRINCIPAL REWARDS
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2002
                        (RETURN WITH/WITHOUT REDEMPTION)

                                          TRUST
                                        PORTFOLIO         1 YEAR              5 YEAR              10 YEAR          SINCE INCEPTION
VARIABLE PORTFOLIO                      INCEPTION     WITH     WITHOUT     WITH     WITHOUT    WITH    WITHOUT     WITH    WITHOUT
------------------                      ---------     ----     -------     ----     -------    ----    -------     ----    -------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                    03/23/87    -31.05%    -24.05%     2.69%     3.23%    10.14%    10.14%     10.57%    10.57%
 GOVERNMENT AND QUALITY BOND             09/05/84      0.39%      7.39%     4.48%     4.98%     5.12%     5.12%      7.09%     7.09%
 GROWTH                                  09/05/84    -30.57%    -23.57%    -0.59%     0.02%     6.80%     6.80%      9.29%     9.29%
 NATURAL RESOURCES                       01/04/88     -0.68%      6.32%     6.00%     6.47%     7.76%     7.76%      5.79%     5.79%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                       06/03/96    -33.13%    -26.13%    -3.60%    -2.92%      N/A       N/A      -0.30%    -0.14%
 ALLIANCE GROWTH                         02/09/93    -39.53%    -32.53%    -3.16%    -2.49%      N/A       N/A       8.04%     8.04%
 BLUE CHIP GROWTH                        07/05/00    -37.62%    -30.62%      N/A       N/A       N/A       N/A     -29.62%   -26.34%
 CORPORATE BOND                          07/01/93     -1.46%      5.54%     2.34%     2.88%      N/A       N/A       3.88%     3.88%
 DAVIS VENTURE VALUE                     10/28/94    -25.23%    -18.23%    -1.13%    -0.51%      N/A       N/A       9.52%     9.52%
 DOGS OF WALL STREET                     04/01/98    -15.34%     -8.34%      N/A       N/A       N/A       N/A      -3.37%    -2.67%
 EMERGING MARKETS                        06/02/97    -15.90%     -8.90%    -7.37%    -6.57%      N/A       N/A      -9.66%    -9.10%
 FEDERATED AMERICAN LEADERS              06/03/96    -28.31%    -21.31%    -2.40%    -1.75%      N/A       N/A       3.54%     3.67%
 FOREIGN VALUE                           08/01/02       N/A        N/A       N/A       N/A       N/A       N/A     -13.01%    -6.01%
 GLOBAL BOND                             07/01/93     -2.91%      4.09%     3.47%     3.99%      N/A       N/A       4.97%     4.97%
 GLOBAL EQUITIES                         02/09/93    -35.31%    -28.31%    -6.97%    -6.18%      N/A       N/A       2.03%     2.03%
 GROWTH - INCOME                         02/09/93    -29.55%    -22.55%    -1.79%    -1.16%      N/A       N/A       7.39%     7.39%
 GROWTH OPPORTUNITIES                    07/05/00    -48.01%    -41.01%      N/A       N/A       N/A       N/A     -39.23%   -35.21%
 HIGH-YIELD BOND                         02/09/93    -14.49%     -7.49%    -5.86%    -5.10%      N/A       N/A       1.20%     1.20%
 INTERNATIONAL DIVERSIFIED EQUITIES      10/28/94    -36.89%    -29.89%   -10.69%    -9.77%      N/A       N/A      -4.29%    -4.29%
 INTERNATIONAL GROWTH AND INCOME         06/02/97    -29.66%    -22.66%    -5.63%    -4.88%      N/A       N/A      -3.95%    -3.52%
 MARSICO GROWTH                          12/29/00    -19.87%    -12.87%      N/A       N/A       N/A       N/A     -16.86%   -13.91%
 MFS MASSACHUSETTS INVESTORS TRUST       02/09/93    -29.43%    -22.43%    -4.45%    -3.74%      N/A       N/A       3.83%     3.83%
 MFS MID-CAP GROWTH                      04/01/99    -55.11%    -48.11%      N/A       N/A       N/A       N/A     -10.82%    -9.39%
 MFS TOTAL RETURN                        10/28/94    -13.56%     -6.56%     4.17%     4.67%      N/A       N/A       8.44%     8.44%
 PUTNAM GROWTH: VOYAGER                  02/09/93    -34.85%    -27.85%    -6.94%    -6.15%      N/A       N/A       3.00%     3.00%
 REAL ESTATE                             06/02/97     -2.73%      4.27%    -0.66%    -0.06%      N/A       N/A       2.48%     2.80%
 SMALL & MID-CAP VALUE                   08/01/02       N/A        N/A       N/A       N/A       N/A       N/A      -5.86%     1.14%
 SUNAMERICA BALANCED                     06/03/96    -23.76%    -16.76%    -2.31%    -1.66%      N/A       N/A       3.05%     3.18%
 TECHNOLOGY                              07/05/00    -57.31%    -50.31%      N/A       N/A       N/A       N/A     -57.29%   -50.89%

LORD ABBETT SERIES FUND, INC
 GROWTH AND INCOME                       12/11/89    -26.28%    -19.28%     0.95%     1.52%     8.55%     8.55%      9.50%     9.50%

NATIONS SEPARATE ACCOUNT TRUST
 NATIONS ASSET ALLOCATION                03/27/98    -21.91%    -14.91%      N/A       N/A       N/A       N/A      -4.81%    -4.07%
 NATIONS CAPITAL GROWTH                  03/27/98    -38.16%    -31.16%      N/A       N/A       N/A       N/A      -9.05%    -8.17%
 NATIONS HIGH YIELD BOND                 07/03/00     -6.42%      0.58%      N/A       N/A       N/A       N/A      -1.74%     0.29%
 NATIONS MARSICO 21ST CENTURY            03/27/98    -16.65%     -9.65%      N/A       N/A       N/A       N/A     -13.50%   -12.44%
 NATIONS MARSICO FOCUSED EQUITIES        03/27/98    -23.40%    -16.40%      N/A       N/A       N/A       N/A       1.20%     1.80%
 NATIONS MARSICO GROWTH                  03/27/98    -24.45%    -17.45%      N/A       N/A       N/A       N/A       0.64%     1.24%
 NATIONS MARSICO INT'L OPPORTUNITIES     03/27/98    -15.89%     -8.89%      N/A       N/A       N/A       N/A      -1.98%    -1.31%
 NATIONS MID CAP GROWTH                  05/01/01    -42.09%    -35.09%      N/A       N/A       N/A       N/A     -35.37%   -30.67%
 NATIONS SMALL COMPANY                   03/27/98    -34.57%    -27.57%      N/A       N/A       N/A       N/A      -6.53%    -5.73%
 NATIONS VALUE FUND                      03/27/98    -28.98%    -21.98%      N/A       N/A       N/A       N/A      -5.72%    -4.95%

VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK                 04/30/99    -27.88%    -20.88%      N/A       N/A       N/A       N/A      -4.02%    -2.83%
 VAN KAMPEN LIT EMERGING GROWTH          07/03/95    -40.75%    -33.75%     0.72%     1.29%      N/A       N/A       7.13%     7.13%
 VAN KAMPEN LIT GROWTH AND INCOME        12/23/96    -23.26%    -16.26%     2.90%     3.43%      N/A       N/A       6.06%     6.18%

WASHINGTON MUTUAL VARIABLE TRUST
 BALANCED                                06/03/97    -17.46%    -10.46%     4.13%     4.63%      N/A       N/A       4.77%     5.06%
 CONSERVATIVE GROWTH                     06/03/97    -24.11%    -17.11%     3.31%     3.83%      N/A       N/A       4.08%     4.37%
 STRATEGIC GROWTH                        06/03/97    -28.97%    -21.97%     3.60%     4.12%      N/A       N/A       4.72%     5.01%

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                           04/30/97    -22.97%    -15.97%     3.17%     3.69%      N/A       N/A       4.22%     4.51%
 GROWTH                                  02/08/84    -32.62%    -25.62%     4.39%     4.89%    10.27%    10.27%     11.84%    11.84%
 GROWTH - INCOME                         02/08/84    -26.61%    -19.61%     1.30%     1.86%     8.56%     8.56%     10.55%    10.55%

                     PORTFOLIO ALLOCATOR MODELS PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                       THE PERIOD ENDING DECEMBER 31, 2002
                        (RETURN WITH/WITHOUT REDEMPTION)



                                        INCEPTION                1 YEAR              SINCE INCEPTION
PORTFOLIO ALLOCATOR MODEL                 DATE                WITH     WITHOUT       WITH      WITHOUT
-------------------------               ---------             ----     -------       ----      -------
Moderately Conservative                 09/30/02              N/A       N/A         -3.60%      3.40%
Moderate                                09/30/02              N/A       N/A         -2.44%      4.56%
Moderately Aggressive                   09/30/02              N/A       N/A         -1.56%      5.44%
Aggressive                              09/30/02              N/A       N/A         -1.01%      5.99%

                                 INCOME PAYMENTS
                                 ---------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

     If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

       DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001

The following details the death benefit options for contracts issued before October 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

  3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less any withdrawals; or

  3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are age 81 or older at the time of contract issue, or

     - you are age 90 or older at the time of your death.

The following details the death benefit options upon the Continuing Spouse's death for contracts issued before October 24, 2001:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated

Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts.

For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers (although public employers cannot establish new 401(k) plans) and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) ELIGIBLE DEFERRED COMPENSATION PLANS -- SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds is, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, currently unclear.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------



                          [TO BE UPDATED BY AMENDMENT]

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:


[TO BE UPDATED BY AMENDMENT]



(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account....       ***
(2)  Form of Custody Agreements..................       ***
(3)  (a) Form of Distribution Contract...........       ***
     (b) Selling Agreement.......................       ***
(4)  Variable Annuity Contract
     (a) Group Annuity Certificate...............       ****
     (b) Individual Annuity Contract.............       ****
     (c) (Principal Rewards) Group Annuity
         Certificate.............................       *****
     (d) (Principal Rewards) Individual Annuity
         Contract................................       *****
(5)  Application for Contract
     (a) Participant Enrollment Form.............       *****
     (b) Annuity Application.....................       *****
(6)  Depositor - Corporate Documents
     (a) Articles of Incorporation...............       ++
     (a)(1) Amendment to Articles of
            Incorporation........................       +++++
     (b) By-Laws.................................       ++
(7)  Reinsurance Contract........................       N/A
(8)  Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation
         Agreement...............................       ***
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................       ***
     (c) WM Variable Trust Fund Participation
         Agreement...............................       *
     (c) Lord Abbett Series Fund, Inc.
         Participation Agreement.................       +++
     (d) Van Kampen Life Investment Trust
         Participation Agreement.................       ++++
     (e) American Funds Insurance Series
         Participation Agreement.................       +++
(9)  Opinion of Counsel..........................       *
     Consent of Counsel..........................
(10) Consent of Independent Accountants..........       N/A
(11) Financial Statements Omitted from Item 23...       **
(12) Initial Capitalization Agreement............       **
(13) Performance Computations....................       *
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant..................................       +
(15) Powers of Attorney..........................       *


-------------
* Filed July 3, 2001 as part of pre-effective No. 1 and 2 to this Registration Statement, Accession No. 0000950148-01-501139.
**    Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement of File Nos: 333-25473 and 811-3859, Accession No 0000950148-97-000989.
**** Filed March 20, 1998 as part of Post-Effective Amendment Numbers 2 and 3 to File Nos: 333-25473 and 811-3859, Accession No. 0000950148-98-000534.
***** Filed April 1, 1999, as part of Post-Effective Amendment Numbers 7 and 8 to File Nos: 333-25473 and 811-3859, Accession No. 0000950148-99-000685.

+ Filed April 16, 2003 as part of Post-Effective Amendment Number 8 and 10 of this Registration Statement.

++ Filed April 15, 2002 as part of Post-Effective Amendment Numbers 2 and 4 to this Registration Statement, Accession No. 0000950148-02-001009.
+++ Filed on October 28, 2002, as part of the Pre-effective Amendment No. 1 and 1 to File Nos. 333-91860 and 811-03589, Accession No. 0000898430-02-003844.
++++ Filed on October 25, 2001, as part of the Pre-effective Amendment No. 1 and 1 to File Nos. 333-66114 and 811-3859, Accession No. 0000950148-01-502065.
+++++ Filed on April 7, 2003, as part of the Post-effective Amendment No. 16 and 17 to File Nos. 33-88642 and 811-8874.
Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

Name                                Position
Jay S. Wintrob               Director and Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director and Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
J. Franklin Grey             Vice President
Maurice S. Hebert*           Vice President and Controller
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov*          Vice President
Ron H. Tani                  Vice President
Christine A. Nixon           Vice President and Secretary
Virginia N. Puzon            Assistant Secretary
Mark A. Zaeske               Treasurer

* Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367.

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

        The Registrant is a separate account of AIG SunAmerica Life (Depositor). The Depositor is a subsidiary of American International Group ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 of this Registration Statement. As of January 4, 1999, AIG SunAmerica became an indirect wholly-owned subsidiary of AIG. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27.  Number of Contract Owners


          As of March 1, 2003, the number of Contracts funded by the Variable Separate Account of AIG SunAmerica Life (Portions relating to the Polaris Platinum I & II contracts) are 11,462, 4,745 of which are qualified contracts and 6,717 of which are nonqualified contracts. [TO BE UPDATED BY AMENDMENT]


Item 28.  Indemnification


Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement . Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29.  Principal Underwriter

          (a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company - Variable Separate Account
    AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five

    AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine
    First SunAmerica Life Insurance Company - FS Variable Separate Account
    First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine Presidential Life Insurance Company - Variable Account One
    Anchor Series Trust
    Anchor Pathway Fund
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Income Funds issued by SunAmerica Asset Management Inc. (SAAMCo.) Style Select Series, Inc. issued by SAAMCo.
    SunAmerica Equity Funds issued by SAAMCo.
    SunAmerica Money Market Funds, Inc. issued by SAAMCo.
    SunAmerica Strategic Investment Series issued by SAAMCo.
    SunAmerica Senior Floating Rate Fund, issued by SAAMCo.


          (b) Directors, Officers and principal place of business:

      Officer/Directors*                      Position
      --------------------------------------------------------------------------
      Peter Harbeck                    Director
      J. Steven Neamtz                 President & Director
      Robert M. Zakem                  Executive Vice President, Assistant
                                       Secretary & Director
      John T. Genoy                    Vice President, Chief Financial Officer &
                                       Controller
      James Nichols                    Vice President
      Christine A. Nixon**             Secretary
      Virginia Puzon**                 Assistant Secretary

----------
* Unless otherwise indicated, AIG SunAmerica Capital Services' and the officers'/directors' principal business address is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

      (c) AIGSACS retains no compensation or commissions from the Registrant.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31. MANAGEMENT SERVICES

      Not Applicable

ITEM 32.  UNDERTAKINGS

      Registrant undertakes to:

      1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

      2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and

      3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


      The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

      The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

      Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, pursuant to Rule 485(a) the Registrant certifies that it has caused this Post-Effective Amendment No. 8 and 10 to the Registration Statement on Form N-4 (file No. 333-58234)to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 20th day of June, 2003.



                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             (Depositor)


                      By:  /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Chief Executive Officer

                      By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             Chief Executive Officer


        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                     TITLE                                  DATE


     *JAY S. WINTROB          Chief Executive Officer and     June 20, 2003
-----------------------       Director (Principal Executive
  Jay S. Wintrob              Officer)

   *JAMES R. BELARDI          Director                        June 20, 2003
----------------------
James R. Belardi


   *MARC H. GAMSIN            Director                        June 20, 2003
-----------------------
Marc H. Gamsin


   *N. SCOTT GILLIS           Senior Vice President           June 20, 2003
-----------------------       and Director (Principal
N. Scott Gillis               Financial Officer)


   *JANA WARING GREER         Director                        June 20, 2003
-----------------------
Jana Waring Greer


    *MAURICE S. HEBERT        Vice President and Controller   June 20, 2003
-----------------------       (Principal Accounting Officer)
 Maurice S. Hebert


*/s/ Mallary L. Reznik        Attorney-in-Fact
-----------------------
Mallary L. Reznik


Date:  June 20, 2003